RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Sales to related parties (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Related Party Transaction [Line Items]
Total revenues from related party	$ 0	¥ 0	¥ 3,726,894	¥ 577,009
Urumqi Yikeli Automatic Control Equipment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total revenues from related party	$ 0	¥ 0	¥ 3,726,894	¥ 577,009